SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
SHARE BASED COMPENSATION
Schedule of Outstanding RSUs

	Outstanding RSUs
		Weighted average
	Number of	grant date
	RSUs	fair value (US$)
Unvested as of January 1, 2019	7,380,000	0.133
Granted	—
Forfeited	(950,000)
Unvested as of December 31, 2019	6,430,000	0.133
Expect to vest as of December 31, 2019	6,430,000	0.133

Summary of information regarding share options granted

				Weighted
		Weighted	Weighted	average
	Number of	average	average	remaining	Aggregate
	Share	exercise	grant date	contractual	Intrinsic
Options	options	price	fair value	life	value
		US$	US$	(Years)	US$
Outstanding as of January 1, 2019	43,766,148	0.13	0.22	3.20	17,903

Granted	—	—	—	—	—
Forfeited and expired	(13,872,271)	0.20	0.46	—	—
Exercised	(56,028)	—	0.08	—	—
Outstanding as of December 31, 2019	29,837,849	0.10	0.10	3.42	20,726
Vested and expect to vest as of December 31, 2019	29,837,849	0.10	0.10	3.42	20,726
Exercisable as of December 31, 2019	15,760,449	0.01	0.10	0.67	20,726